Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents:
Cash and cash equivalents	¥ 494,965	$ 69,700	¥ 568,192	¥ 533,293
RMB
Cash and cash equivalents:
Cash and cash equivalents	405,467		415,670
US
Cash and cash equivalents:
Cash and cash equivalents	81,253		149,227
Others
Cash and cash equivalents:
Cash and cash equivalents	¥ 8,245		¥ 3,295